Annual Total Returns - Fidelity Series Government Bond Index Fund [BarChart] - 08.31 Fidelity Series Government Bond Index Fund PRO-05 - Fidelity Series Government Bond Index Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series Government Bond Index Fund
Bar Chart Table:
Annual Return 2019	6.63%
Annual Return 2020	7.98%
Annual Return 2021	(2.34%)